Condensed Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes [Member]
Net of cash offering costs				$ 293,750
Private Placement Offering [Member]
Net of cash offering costs	$ 79,568	$ 386,724	$ 386,724
Registered Direct Offerings [Member]
Net offering cost	360,026	360,026
Public Offering [Member]
Net of cash offering costs			$ 549,060
Net offering cost	$ 549,060
Initial Public Offering [Member]
Net of cash offering costs				$ 967,573
Net offering cost		$ 549,060